Offerings	Feb. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Notes due 2028
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99892
Maximum Aggregate Offering Price	$ 998,920,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,934.65
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File
No. 333-277109),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99925
Maximum Aggregate Offering Price	$ 999,250,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,985.18
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File
No. 333-277109),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2032
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99965
Maximum Aggregate Offering Price	$ 999,650,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,046.42
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File
No. 333-277109),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Notes due 2035
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99899
Maximum Aggregate Offering Price	$ 1,248,737,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,181.71
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File
No. 333-277109),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2055
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99665
Maximum Aggregate Offering Price	$ 747,487,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,440.34
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File
No. 333-277109),
in accordance with Rules 456(b) and 457(r) under the Securities Act.